Investments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	$ 5,926,290,493	$ 5,272,396,091
Investments at contract value	111,124,416	134,365,790
Total investments	6,037,414,909	5,406,761,881
Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	4,410,224,368	3,856,879,890
Investments at contract value	111,124,416	134,365,790
Total investments	4,521,348,784	3,991,245,680
Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	1,516,066,125	1,415,516,201
Investments at contract value	0	0
Total investments	1,516,066,125	1,415,516,201
Registered investment companies | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	419,492,633	380,879,084
Registered investment companies | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	16,723,803	14,903,037
Collective trust funds | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	2,964,442,765	2,504,711,886
Preferred stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	887,402	535,175
Common stock other than NextEra Energy, Inc. common stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	626,883,515	567,433,095
NextEra Energy, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	1,897,860,375	1,803,933,814
NextEra Energy, Inc. common stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	398,518,053	403,320,650
NextEra Energy, Inc. common stock | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	1,499,342,322	1,400,613,164
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	2,960,581,416	2,766,897,369
Fair Value, Inputs, Level 1 | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	1,444,515,291	1,351,381,168
Fair Value, Inputs, Level 1 | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	1,516,066,125	1,415,516,201
Fair Value, Inputs, Level 1 | Registered investment companies | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	419,492,633	380,879,084
Fair Value, Inputs, Level 1 | Registered investment companies | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	16,723,803	14,903,037
Fair Value, Inputs, Level 1 | Collective trust funds | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 1 | Preferred stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 1 | Common stock other than NextEra Energy, Inc. common stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	626,504,605	567,181,434
Fair Value, Inputs, Level 1 | NextEra Energy, Inc. common stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	398,518,053	403,320,650
Fair Value, Inputs, Level 1 | NextEra Energy, Inc. common stock | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	1,499,342,322	1,400,613,164
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	2,964,442,765	2,504,711,886
Fair Value, Inputs, Level 2 | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	2,964,442,765	2,504,711,886
Fair Value, Inputs, Level 2 | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 2 | Registered investment companies | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 2 | Registered investment companies | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 2 | Collective trust funds | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	2,964,442,765	2,504,711,886
Fair Value, Inputs, Level 2 | Preferred stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 2 | Common stock other than NextEra Energy, Inc. common stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 2 | NextEra Energy, Inc. common stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 2 | NextEra Energy, Inc. common stock | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	1,266,312	786,836
Fair Value, Inputs, Level 3 | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	1,266,312	786,836
Fair Value, Inputs, Level 3 | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 3 | Registered investment companies | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 3 | Registered investment companies | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 3 | Collective trust funds | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 3 | Preferred stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	887,402	535,175
Fair Value, Inputs, Level 3 | Common stock other than NextEra Energy, Inc. common stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	378,910	251,661
Fair Value, Inputs, Level 3 | NextEra Energy, Inc. common stock | Participant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	0	0
Fair Value, Inputs, Level 3 | NextEra Energy, Inc. common stock | Nonparticipant- Directed
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (see Note 6)	$ 0	$ 0